Property, Plant and Equipment - Summary of Cost for Exploratory Wells (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Project Well	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of Property, Plant and Equipment Cost for Exploratory Wells under Assessment [line items]
Amount	$ 3,979	$ 2,315	$ 1,408
Exploration wells [member] | From 1 to 5 years [member]
Disclosure of Property, Plant and Equipment Cost for Exploratory Wells under Assessment [line items]
Amount	$ 10
Number of projects | Project	5
Number of Wells | Well	5